Financial Instruments and Financial Risk Management - Schedule of Net Exposure to Currency Risk through Financial Assets and Financial Liabilities (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 CAD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	$ 108,490,000			$ 45,075,000			$ 41,761,000
Other long-term assets	362,000			1,353,000
Accounts payable and accrued liabilities	(7,343,000)			(16,835,000)
Lease liabilities	(22,471,000)			(33,452,000)
Other long-term liabilities	(98,000)			(313,000)
Currency Risk | Exposure in US Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	99,094,899	$ 78,045,915		22,018,153	$ 17,281,338
Accounts receivable	236,106	185,954		1,129,121	886,211
Other long-term assets				57,880	45,428
Accounts payable and accrued liabilities	(1,207,845)	(951,284)		(7,675,022)	(6,023,877)
Lease liabilities				(13,911,293)	(10,918,525)
Other long-term liabilities	(97,862)	(77,075)		(206,404)	(162,000)
Long-term derivatives	(1,754,221)	(1,381,603)
Net exposure	96,271,077	$ 75,821,907		1,412,435	$ 1,108,575
Currency Risk | Exposure in GBP
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	4,859,049		£ 2,832,439	8,032,832		£ 4,619,225
Accounts receivable	230,914		134,605	400,993		230,588
Accounts payable and accrued liabilities	(1,761,791)		(1,026,984)	(1,710,649)		(983,697)
Lease liabilities	(348,566)		(203,186)	(472,352)		(271,623)
Net exposure	$ 2,979,606		£ 1,736,873	$ 6,250,824		£ 3,594,493